Financial Instruments And Risks Management	12 Months Ended
Dec. 31, 2011
Financial Instruments And Risks Management [Abstract]
Financial Instruments And Risks Management
NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, derivatives and deposits in escrow.

Most of the Group's cash and cash equivalents, deposits in escrow and short-term investments (including investments in trading marketable securities), as of December 31, 2011 and 2010, were deposited with major Israeli banks. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group's sales are made in Israel, South America and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, the Group's trade receivables do not represent a substantial concentration of credit risk.

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

During 2009, the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency, will be affected by changes in exchange rates. Such transactions matured in 2009 through the last quarter of 2010.  In addition the Company has certain involvement with derivative financial instruments for trading purposes.

As described in Note 1K, certain transactions were designated and accounted as hedging instruments. Other transactions do not qualify as hedging instruments (or have not been designated as such).

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

Derivatives not designated as hedging instruments	Location of gain or loss recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2011

Foreign exchange contracts	Financing income, net	(314)

Fair values of derivative instruments:

	Asset derivatives		Liability derivatives
As of December 31, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:		-		-
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other assets	32	Other liabilities	-
Total derivatives designated as hedging instruments		32		-
Total derivatives		32		-

The effect of derivative instruments in the statements of income:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI on derivatives (effective portion)(*)	Location of gain (loss) reclassified from accumulated OCI into income (effective portion)(*)	Amount of gain or loss reclassified from accumulated OCI into income (effective portion)(*)
Year ended December 31, 2010

Foreign exchange contracts	(103)	Cost of revenues	225

(*)	During 2010, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

Derivatives not designated as hedging instruments	Location of gain or loss recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2010

Foreign exchange contracts	Financing income, net	819

The effect of derivative instruments in the statements of income:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI on derivatives (effective portion)(*)	Location of gain (loss) reclassified from accumulated OCI into income (effective portion)(*)	Amount of gain or loss reclassified from accumulated OCI into income (effective portion)(*)
Year ended December 31, 2009

Foreign exchange contracts	(488)	Cost of revenues	366

(*)	During 2009, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

Derivatives not designated as hedging instruments	Location of gain (loss) recognized in income on derivatives	Amount of gain or loss recognized in income on derivatives
Year ended December 31, 2009

Foreign exchange contracts	Financing income, net	570

The nominal amounts of foreign currency derivatives as of December 31, 2011 and 2010, are as follows:

	US dollars
	December 31,
(in thousands)	2011	2010

Forward transactions – for the exchange of:
NIS into US dollars(1)	-	-
US dollars into NIS(2)	-	10,000

(1)      Derivatives designated as hedging instruments
(2)      Derivatives not designated as hedging instruments.

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents, derivative financial instruments and the investments in marketable securities at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents and marketable securities are classified within Level 1 due to the fact that these assets are valued using quoted market prices.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, accounts receivable, accounts payable and other current liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

See also Note 1X.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2011 and 2010:

	US Dollars
	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3
Trading securities (*)	68	-	-
Derivatives
Derivatives designated as hedging instruments	-	-	-
Derivatives not designated as hedging instruments	-	-	-
Total	68	-	-

	US Dollars
	December 31, 2010
(in thousands)	Level 1	Level 2	Level 3
Trading securities (*)	1,509	-	-
Derivatives
Derivatives designated as hedging instruments	-	-	-
Derivatives not designated as hedging instruments	-	32	-
Total	1,509	32	-

(*)	The entire balance consist of US government debentures.